Putnam Emerging Markets Equity Fund
The fund's portfolio
5/31/22 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value
Airlines (0.9%)
Copa Holdings SA Class A (Panama)(NON)(S)	53,308	$3,768,876

		3,768,876
Banks (17.5%)
Alinma Bank (Saudi Arabia)	1,308,226	13,419,043
Bank Central Asia Tbk PT (Indonesia)	29,869,600	15,867,796
China Merchants Bank Co., Ltd. Class H (China)	768,000	4,846,698
Grupo Financiero Banorte SAB de CV Class O (Mexico)	1,139,000	7,363,378
ICICI Bank, Ltd. (India)	2,049,208	19,696,042
KB Financial Group, Inc. (South Korea)	301,090	14,722,781

		75,915,738
Capital markets (1.1%)
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	108,100	4,633,770

		4,633,770
Chemicals (1.5%)
Asian Paints, Ltd. (India)	72,374	2,639,186
Fertiglobe PLC (United Arab Emirates)	2,778,011	4,022,598

		6,661,784
Electronic equipment, instruments, and components (1.5%)
GoerTek, Inc. Class A (China)	596,400	3,643,284
Sinbon Electronics Co., Ltd. (Taiwan)	345,000	3,077,337

		6,720,621
Food and staples retail (4.5%)
Dino Polska SA (Poland)(NON)	73,809	5,174,279
Shoprite Holdings, Ltd. (South Africa)	371,407	5,115,135
WalMart de Mexico (Walmex) SAB de CV (Mexico)	2,511,800	9,288,829

		19,578,243
Food products (2.1%)
China Mengniu Dairy Co., Ltd. (China)	1,754,000	8,955,255

		8,955,255
Health-care equipment and supplies (0.9%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	86,100	3,907,638

		3,907,638
Health-care providers and services (2.5%)
Apollo Hospitals Enterprise, Ltd. (India)	72,057	3,696,711
Max Healthcare Institute, Ltd. (India)	874,791	4,282,705
Mouwasat Medical Services Co. (Saudi Arabia)	49,897	2,898,390

		10,877,806
Hotels, restaurants, and leisure (0.6%)
Leejam Sports Co. JSC (Saudi Arabia)	94,611	2,532,276

		2,532,276
Household durables (0.3%)
Dixon Technologies (India), Ltd. (India)	28,295	1,389,197

		1,389,197
Independent power and renewable electricity producers (1.3%)
China Longyuan Power Group Corp., Ltd. Class H (China)	2,613,000	5,577,091

		5,577,091
Insurance (2.8%)
AIA Group, Ltd. (Hong Kong)	1,196,400	12,237,576

		12,237,576
Interactive media and services (6.1%)
NAVER Corp. (South Korea)	31,685	7,311,288
Tencent Holdings, Ltd. (China)	415,500	19,149,911

		26,461,199
Internet and direct marketing retail (7.5%)
Alibaba Group Holding, Ltd. (China)(NON)	1,240,368	14,951,399
Alibaba Group Holding, Ltd. ADR (China)(NON)	19,500	1,872,975
JD.com, Inc. Class A (China)(NON)	247,245	6,988,694
JD.com, Inc. ADR (China)(NON)(S)	60,300	3,384,036
Meituan Class B (China)(NON)	121,500	2,895,364
MercadoLibre, Inc. (Argentina)(NON)	3,215	2,526,604

		32,619,072
IT Services (3.4%)
Tata Consultancy Services, Ltd. (India)	344,136	14,928,702

		14,928,702
Machinery (2.4%)
Shenzhen Inovance Technology Co., Ltd. Class A (China)	471,565	4,331,529
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	479,000	6,213,018

		10,544,547
Metals and mining (2.9%)
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	152,395	7,402,314
Hindalco Industries, Ltd. (India)	436,873	2,378,896
Vale Indonesia Tbk PT (Indonesia)(NON)	5,221,300	2,943,488

		12,724,698
Oil, gas, and consumable fuels (6.4%)
Petroleo Brasileiro SA (Preference) (Brazil)	490,300	3,101,160
PTT Exploration & Production PCL (Thailand)	1,357,700	6,725,019
Reliance Industries, Ltd. (India)	529,665	17,966,505

		27,792,684
Professional services (0.8%)
Centre Testing International Group Co., Ltd. Class A (China)	1,116,856	3,694,354

		3,694,354
Real estate management and development (0.5%)
Country Garden Services Holdings Co., Ltd. (China)	505,000	1,977,474

		1,977,474
Semiconductors and semiconductor equipment (14.7%)
Advanced Micro Devices, Inc.(NON)	30,300	3,086,358
Applied Materials, Inc.	19,400	2,275,426
ASML Holding NV (Netherlands)	8,862	5,110,279
ASPEED Technology, Inc. (Taiwan)	27,000	2,142,227
MediaTek, Inc. (Taiwan)	164,000	5,080,873
Parade Technologies, Ltd. (Taiwan)	48,000	2,466,265
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,273,889	43,602,168

		63,763,596
Software (1.6%)
Totvs SA (Brazil)	1,150,720	6,869,139

		6,869,139
Technology hardware, storage, and peripherals (6.4%)
Samsung Electronics Co., Ltd. (South Korea)	519,496	28,290,159

		28,290,159
Textiles, apparel, and luxury goods (2.3%)
Li Ning Co., Ltd. (China)	630,500	4,861,011
LVMH Moet Hennessy Louis Vuitton SA (France)	8,190	5,266,952

		10,127,963
Transportation infrastructure (1.3%)
International Container Terminal Services, Inc. (Philippines)	1,334,380	5,504,338

		5,504,338
Wireless telecommunication services (1.6%)
MTN Group, Ltd. (South Africa)	643,512	6,936,020

		6,936,020

Total common stocks (cost $387,121,080)		$414,989,816

INVESTMENT COMPANIES (2.6%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF(S)	215,500	$11,328,835

Total investment companies (cost $10,819,506)		$11,328,835

UNITS (1.3%)(a)
	Units	Value
Banco BTG Pactual SA (Brazil)	1,091,400	$5,819,208

Total units (cost $5,670,702)		$5,819,208

SHORT-TERM INVESTMENTS (5.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.91%(AFF)	14,358,760	$14,358,760
Putnam Short Term Investment Fund Class P 0.83%(AFF)	7,629,989	7,629,989

Total short-term investments (cost $21,988,749)		$21,988,749
TOTAL INVESTMENTS

Total investments (cost $425,600,037)		$454,126,608

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
JSC	Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2021 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $434,991,927.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$40,869,480	$126,703,020	$153,213,740	$14,365	$14,358,760
	Putnam Short Term Investment Fund**	4,668,188	179,744,662	176,782,861	5,722	7,629,989

	Total Short-term investments	$45,537,668	$306,447,682	$329,996,601	$20,087	$21,988,749
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $14,358,760 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,283,042.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	20.7%
	India	15.2
	Taiwan	12.8
	South Korea	11.4
	United States	5.5
	Hong Kong	5.2
	Saudi Arabia	4.3
	Indonesia	4.3
	Mexico	3.8
	Brazil	3.6
	South Africa	2.7
	United Kingdom	1.7
	Thailand	1.5
	Philippines	1.3
	France	1.2
	Poland	1.2
	Netherlands	1.2
	United Arab Emirates	0.9
	Panama	0.9
	Argentina	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$33,397,219	$—
Consumer discretionary	7,783,615	38,884,893	—
Consumer staples	9,288,829	19,244,669	—
Energy	9,826,179	17,966,505	—
Financials	7,363,378	85,423,706	—
Health care	—	14,785,444	—
Industrials	3,768,876	19,743,239	—
Information technology	12,230,923	108,341,294	—
Materials	—	19,386,482	—
Real estate	—	1,977,474	—
Utilities	—	5,577,091	—

Total common stocks	50,261,800	364,728,016	—
Investment companies	11,328,835	—	—
Units	5,819,208	—	—
Short-term investments	—	21,988,749	—

Totals by level	$67,409,843	$386,716,765	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com